Summary of Amortized Cost and Fair Value of Fixed Maturity Securities, By Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 35,418	$ 32,249
Available-for-Sale Securities, Amortized cost	33,204	31,008
Available-for-sale Securities, Fair value	35,439	32,273
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	1,018
Due in one year or less, Fair Value	1,037
Due after one year through five years, Amortized cost	9,196
Due after one year through five years, Fair value	9,898
Due after five years through ten years, Amortized cost	8,267
Due after five years through ten years, Fair value	8,617
Due after ten years, Amortized cost	8,182
Due after ten years, Fair value	9,160
Subtotal, Amortized cost	26,663
Subtotal, Fair value	28,712
Available-for-Sale Securities, Amortized cost	33,198	31,002
Available-for-sale Securities, Fair value	35,418	32,249
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	3,694	3,919
Available-for-sale Securities, Fair value	3,839	4,003
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,431	1,439
Available-for-sale Securities, Fair value	1,502	1,504
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,410	890
Available-for-sale Securities, Fair value	$ 1,365	$ 839